Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting

	For the Year Ended December 31, 2019
(In millions)	Texas	East	West/Other	Corporate(a)	Eliminations	Total
Operating revenues(a)	$7,069	$2,319	$440	$—	$(7)	$9,821
Operating expenses	5,818	1,895	397	50	(7)	8,153
Depreciation and amortization	188	121	33	31	—	373
Impairment losses	1	—	4	—	—	5
Development costs	3	3	1	—	—	7
Total operating cost and expenses	6,010	2,019	435	81	(7)	8,538
Gain on sale of assets	—	1	—	6	—	7
Operating income/(loss)	1,059	301	5	(75)	—	1,290
Equity in (losses)/earnings of unconsolidated affiliates	(4)	—	6	—	—	2
Impairment losses on investments	(103)	—	—	(5)	—	(108)
Other income, net	20	6	10	30	—	66
Loss on debt extinguishment	—	—	(3)	(48)	—	(51)
Interest expense	—	(18)	(10)	(385)	—	(413)
Income/(loss) from continuing operations before income taxes	972	289	8	(483)	—	786
Income tax expense/(benefit)	—	2	1	(3,337)	—	(3,334)
Net income from continuing operations	972	287	7	2,854	—	4,120
Gain from discontinued operations, net of income tax	—	—	—	321	—	321
Net Income	972	287	7	3,175	—	4,441
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	3	—	—	3
Net income attributable to NRG Energy, Inc.	$972	$287	$4	$3,175	$—	$4,438

Balance sheet
Equity investments in affiliates	$6	$—	$382	$—	$—	$388
Capital expenditures	136	30	25	37	—	228
Goodwill(b)	325	254	—	—	—	579
Total assets	$5,711	$2,160	$1,190	$8,342	$(4,872)	$12,531

(a) Inter-segment sales and inter-segment net derivative gains and losses included in operating revenues	$1	$8	$(2)	$—	$—	$7
(b) Goodwill was allocated based on the regions in which the business operates and are expected to benefit using a relative fair value approach

	For the Year Ended December 31, 2018
(In millions)	Texas	East	West/Other	Corporate(a)	Eliminations	Total
Operating revenues(a)	$6,401	$2,371	$724	$—	$(18)	$9,478
Operating expenses	5,399	2,024	467	125	(18)	7,997
Depreciation and amortization	156	105	127	33	—	421
Impairment losses	5	82	12	—	—	99
Development costs	3	3	3	2	—	11
Total operating cost and expenses	5,563	2,214	609	160	(18)	8,528
Gain on sale of assets	4	—	(2)	30	—	32
Operating income/(loss)	842	157	113	(130)	—	982
Equity in (losses)/earnings of unconsolidated affiliates	(3)	—	13	(1)	—	9
Impairment losses on investments	(15)	—	—	—	—	(15)
Other income/(loss), net	13	2	4	(1)	—	18
Loss on debt extinguishment	—	—	—	(44)	—	(44)
Interest expense	—	(22)	(39)	(422)	—	(483)
Income/(loss) from continuing operations before income taxes	837	137	91	(598)	—	467
Income tax expense	—	1	—	6	—	7
Net income/(loss) from continuing operations	837	136	91	(604)	—	460
Loss from discontinued operations, net of income tax	—	—	—	(192)	—	(192)
Net Income/(loss)	837	136	91	(796)	—	268
Less: Net income/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	5	(5)	—	—
Net income/(loss) attributable to NRG Energy, Inc.	$837	$136	$86	$(791)	$—	$268

Balance sheet
Equity investments in affiliates	$6	$—	406	$—	$—	$412
Capital expenditures	143	171	29	45	—	388
Goodwill(b)	320	253	—	—	—	573
Total assets	$5,357	$2,187	$1,548	$6,631	$(5,095)	$10,628

(a) Inter-segment sales and inter-segment net derivative gains and losses included in operating revenues	$19	$(5)	4	$—	$—	$18
(b) Goodwill was allocated based on the regions in which the business operates and are expected to benefit using a relative fair value approach

	For the Year Ended December 31, 2017
(In millions)	Texas	East	West/Other	Corporate(a)	Eliminations	Total
Operating revenues(a)	$6,318	$2,009	$788	$6	$(47)	$9,074
Operating expenses	5,393	1,684	498	239	(48)	7,766
Depreciation and amortization	258	112	194	35	(3)	596
Impairment losses	1,317	106	111	—	—	1,534
Development costs	4	6	6	6	—	22
Total operating costs and expenses	6,972	1,908	809	280	(51)	9,918
Other income - affiliate	—	—	—	87	—	87
Gain/(loss) on sale of assets	5	15	(5)	1	—	16
Operating (loss)/income	(649)	116	(26)	(186)	4	(741)
Equity in (losses)/earnings of unconsolidated affiliates	(22)	—	10	(2)	—	(14)
Impairment losses on investments	(69)	—	(6)	(4)	—	(79)
Other (expense)/income, net	(2)	4	22	27	—	51
Loss on debt extinguishment	—	—	—	(49)	—	(49)
Interest expense	—	(29)	(77)	(451)	—	(557)
(Loss)/income from continuing operations before income taxes	(742)	91	(77)	(665)	4	(1,389)
Income tax benefit	—	—	(6)	(38)	—	(44)
Net (loss)/income from continuing operations	(742)	91	(71)	(627)	4	(1,345)
Loss from discontinued operations, net of income tax	—	—	—	(992)	—	(992)
Net (loss)/income	(742)	91	(71)	(1,619)	4	(2,337)
Less: Net income/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	1	(189)	4	(184)
Net (loss)/income attributable to NRG Energy, Inc.	$(742)	$91	$(72)	$(1,430)	$—	$(2,153)

(a) Inter-segment sales and inter-segment net derivative gains and losses included in operating revenues	$41	$1	(4)	$9	$—	$47